Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortization
Depreciation expense of right of use assets	$ 68,475	$ 75,941	$ 74,139
Other operating and administrative expenses
Short-term leases	6,681	12,310	9,530
Leases of low-value assets	369	425	377
Variable lease payments not include in the measurement of lease liabilities	3,225	2,895	3,222
Total operating and administrative expenses	10,275	15,630	13,129
Finance cost
Interest expense on lease liability	16,366	12,173	6,626
Unwinding of discount and changes in the discount rate	(2,501)	1,106	819
Total finance costs	13,865	13,279	7,445
Total lease costs	$ 92,615	$ 104,850	$ 94,713